Note 2 - Summary of Significant Accounting Policies: Earnings Per Share, Policy: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Tables/Schedules
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	2017	2016
Stock options	2,297,085	450,945
Warrants	16,155,006	12,500
Total possible dilution	18,452,091	463,445

	2016	2015
Stock options	2,055,419	533,778
Warrants	10,000,006	25,000
Total potential dilution	12,055,425	558,778